Goodwill and Intangible Assets, net (Tables) - LCP Edge Intermediate, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Intangible Assets

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of March 31, 2021 were as follows (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,934)	$6,546	15
Customer relationships	6,016	(2,455)	3,561	5-10
Developed technology	70,900	(38,404)	32,496	8
Patents	1,596	(173)	1,423	4-19
Capitalized Software	8,208	(1,980)	6,228	3-5

Total intangible assets	$96,200	$(45,946)	$50,254

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2020 were as follows (in thousands):

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,765)	$6,715	15
Customer relationships	6,003	(2,263)	3,740	5-10
Developed technology	70,900	(36,189)	34,711	8
Patents	1,423	(158)	1,265	4-19
Capitalized Software	6,172	(1,668)	4,504	3-5

Total intangible assets	$93,978	$(43,043)	$50,935

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2020 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,765)	$6,715	15
Customer relationships	6,003	(2,263)	3,740	5-10
Developed technology	70,900	(36,189)	34,711	8
Patents	1,423	(158)	1,265	4-19
Capitalized Software	6,172	(1,668)	4,504	3-5

Total intangible assets	$93,978	$(43,043)	$50,935

The gross carrying amount and accumulated amortization of HydraFacial’s intangible assets, net, as of December 31, 2019 were as follows:

(in thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Estimated Useful Life (Years)
Trademarks	$9,480	$(2,088)	$7,392	15
Customer relationships	5,958	(1,642)	4,316	5-10
Developed technology	70,900	(27,326)	43,574	8
Patents	4,633	(2,617)	2,016	4-19
Capitalized Software	3,572	(577)	2,995	3-5

Total intangible assets	$94,543	$(34,250)	$60,293

Schedule of Goodwill

The changes in the carrying value of goodwill for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	Amount
December 31, 2018	$98,147

Acquisition of Consultingroom.com	347
Foreign currency translation impact	26

December 31, 2019	$98,520

Foreign currency translation impact	11

December 31, 2020	$98,531

Schedule of future amortization expense

The following table shows the expected future amortization expense for intangible assets at December 31, 2020:

(in thousands)	Expected Future Amortization Expense
2021	11,588
2022	11,529
2023	11,529
2024	10,232
2025	1,132
Thereafter	4,925

Total	$50,935